LONG-TERM DEPOSITS	12 Months Ended
Mar. 31, 2026
LONG-TERM DEPOSITS
LONG-TERM DEPOSITS
17.	LONG-TERM DEPOSITS

The Company has a precious metals purchase agreement (“PMPA”) with Wheaton Precious Metals International Ltd. (“Wheaton”) for the construction of the El Domo project. Under the PMPA, Wheaton has agreed to provide a deposit of $175.5 million, payable in stages including an early deposit payment and up to four construction payments, each subject to the satisfaction of specific conditions precedent detailed in the agreement.

In exchange, the Company has agreed to sell, and Wheaton has agreed to purchase, a percentage of the refined gold and refined silver produced from the El Domo project, as defined in the agreement. The percentage is 50% for gold and 75% for silver until cumulative deliveries reach 145,000 ounces of gold and 4,600,000 ounces of silver, after which the percentage reduces to 33% for gold and 50% for silver.

The Company is obligated to sell and deliver the metal to Wheaton by crediting a designated metal account. Wheaton will pay a purchase price for each ounce delivered. Prior to the notional deposit balance being fully credited, the purchase price equals the prevailing market price, of which 18% (the “Production Payment”) is paid in cash and the balance is applied to reduce the deposit. After the deposit balance is fully credited, Wheaton pays a cash amount equal to 22% of the market price.

The Company accounts for the PMPA under IFRS 15. The upfront deposit is recorded as a contract liability. Management has determined the deposit contains a significant financing component due to the significant timing difference between receiving the deposit and the commencement of metal deliveries. Accordingly, the liability is accreted over time, with the accretion recorded as finance costs. Revenue, equivalent to the Production Payment, is recognized when control of the metal transfers to Wheaton upon delivery, at which point a corresponding portion of the contract liability is derecognized.

In October 2025, the Company received the first installment of $43.88 million under the PMPA. For the year ended March 31, 2026, the Company recorded interest expense of $1.02 million related to the accretion of the significant financing component. As of March 31, 2026, the carrying amount of the contract liability related to the Wheaton PMPA was $44.90 million.